Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,553,244	7,202,031	6,839,822	2,553,244	6,295,949
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 70.05	$ 63.27	$ 63.23	$ 70.05	$ 63.56